CASH AND CASH EQUIVALENTS (Details) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents
Cash	$ 2,331,714	$ 2,907,276
Bank balances	51,176,617	46,425,927
Time deposit		1,500,315
Other fixed rate instruments	104,059,655	86,705,095
Total cash and cash equivalents	157,567,986	137,538,613	$ 136,242,116	$ 141,263,880
USD
Cash and cash equivalents
Total cash and cash equivalents	16,733,249	5,917,041
EUR
Cash and cash equivalents
Total cash and cash equivalents	9,722	51,401
ARS
Cash and cash equivalents
Total cash and cash equivalents	3,830,199	6,726,906
CLP
Cash and cash equivalents
Total cash and cash equivalents	78,420,966	86,121,695
PGY
Cash and cash equivalents
Total cash and cash equivalents	12,383,873	10,680,600
BRL
Cash and cash equivalents
Total cash and cash equivalents	$ 46,189,977	$ 28,040,970